SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Aug. 23, 2023 USD ($) $ / shares shares	Mar. 28, 2023 USD ($)	Mar. 28, 2023 HKD ($)	Mar. 20, 2023 USD ($)	Mar. 20, 2023 HKD ($)	Feb. 21, 2023 USD ($)
Seamless Group Inc [Member]
Subsequent Event [Line Items]
Loan due and payable		$ 300,000	$ 2.5	$ 600,000	$ 4.7
Trust Account [Member]
Subsequent Event [Line Items]
Trust account deposit						$ 290,000
Common Class A [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares | shares	10,415,452
[custom:RedemptionPricePerShare] | $ / shares	$ 10.49
Stock Redeemed or Called During Period, Value	$ 109,310,000
Common Class A [Member] | Trust Account [Member]
Subsequent Event [Line Items]
Trust account deposit	$ 100,590,000